Stockholders' Equity/Deficiency (Details 2) (USD $)	9 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Sep. 30, 2010 Warrant [Member]	Sep. 30, 2009 Warrant [Member]	Jun. 30, 2012 Warrant [Member] Range 1 [Member]	Jun. 30, 2011 Warrant [Member] Range 1 [Member]	Sep. 30, 2011 Warrant [Member] Range 1 [Member]	Sep. 30, 2010 Warrant [Member] Range 1 [Member]
Warrants Outstanding
Range of Exercise Price							$ 0.20	$ 0.20	$ 0.20
Number Outstanding Balance	3,720,000		575,000	1,000,000			575,000	1,000,000	1,000,000
Remaining Average Contractual Life	9 years 6 months						8 months 26 days	1 year 8 months 1 day	1 year 5 months 29 days	0 years
Weighted Average Exercise Price, Balance	$ 4.12		$ 0.20	$ 0.20			$ 0.20	$ 0.20	$ 0.20
Warrants Exercisable, Balance	116,666		575,000	1,000,000			575,000	1,000,000	1,000,000
Exercisable, Weighted Average Exercise Price	$ 4.23		$ 0.20	$ 0.20			$ 0.20	$ 0.20	$ 0.20